Securities (Tables)	12 Months Ended
Mar. 31, 2016
Investments Debt And Equity Securities [Abstract]
Available for Sale Securities and Held to Maturity Securities

The amortized cost, gross unrealized gains and losses and estimated fair value of securities available for sale and held to maturity for the dates indicated are as follows:

	March 31, 2016
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In Thousands)
Available for sale:
Mortgage-backed securities:
Federal National Mortgage Association	$9,460	$131	$—	$9,591
Total available for sale securities	$9,460	$131	$—	$9,591

	March 31, 2015
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In Thousands)
Available for sale:
Debt securities:
Government-sponsored enterprises	$5,000	$—	$—	$5,000
Mortgage-backed securities:
Federal National Mortgage Association	13,107	207	—	13,314
Total available for sale securities	$18,107	$207	$—	$18,314

Note 2 - Securities (Continued)

	March 31, 2016
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In Thousands)
Held to maturity:
Debt securities:
Government-sponsored enterprises	$29,941	$75	$21	$29,995
Corporate bonds	45,037	685	7	45,715
Municipal bonds	5,335	119	1	5,453
	80,313	879	29	81,163
Mortgage-backed securities:
Federal Home Loan Mortgage Corporation	53,004	1,494	45	54,453
Federal National Mortgage Association	200,672	5,661	235	206,098
Government National Mortgage Association	13,882	754	30	14,606
	267,558	7,909	310	275,157
Total held to maturity securities	$347,871	$8,788	$339	$356,320

	March 31, 2015
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In Thousands)
Held to maturity:
Debt securities:
Government-sponsored enterprises	$74,904	$393	$16	$75,281
Corporate bonds	45,009	1,291	—	46,300
Municipal bonds	16,139	23	1	16,161
	136,052	1,707	17	137,742
Mortgage-backed securities:
Federal Home Loan Mortgage Corporation	56,286	1,673	132	57,827
Federal National Mortgage Association	191,117	5,102	413	195,806
Government National Mortgage Association	17,106	1,122	49	18,179
	264,509	7,897	594	271,812
Total held to maturity securities	$400,561	$9,604	$611	$409,554

Contractual Maturity Data for Investment Securities

Contractual maturity data for investment securities is as follows:

	March 31,
	2016		2015
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
	(In Thousands)
Available for sale:
Debt securities:
Due after one through five years	$—	$—	$5,000	$5,000
Mortgage-backed securities:
Due after five through ten years	1,703	1,710	2,151	2,151
Due after ten years	7,757	7,881	10,956	11,163
	9,460	9,591	13,107	13,314
Total available for sale securities	$9,460	$9,591	$18,107	$18,314
Held to maturity:
Debt securities:
Due one year or less	$30,653	$30,742	$19,383	$19,461
Due after one through five years	27,249	27,348	85,398	86,186
Due after five through ten years	21,903	22,540	25,497	26,269
Due after ten years	508	533	5,774	5,826
	80,313	81,163	136,052	137,742
Mortgage-backed securities:
Due after one through five years	15,163	15,232	13,272	13,172
Due after five through ten years	76,649	78,391	74,203	74,686
Due after ten years	175,746	181,534	177,034	183,954
	267,558	275,157	264,509	271,812
Total held to maturity securities	$347,871	$356,320	$400,561	$409,554

Gross Unrealized Losses and Fair Value of Related Securities

The age of gross unrealized losses and the fair value of related securities at March 31, 2016 and 2015 were as follows:

	Less Than 12 Months		12 Months or More		Total
		Gross		Gross		Gross
		Unrealized		Unrealized		Unrealized
March 31, 2016	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
	(In Thousands)
Held to maturity:
Debt securities:
Government-sponsored enterprises	$4,979	$21	$—	$—	$4,979	$21
Corporate bonds	4,993	7	—	—	4,993	7
Municipal bonds	787	1	—	—	787	1
	10,759	29	—	—	10,759	29
Mortgage-backed securities:
Federal Home Loan Mortgage Corporation	—	—	3,925	45	3,925	45
Federal National Mortgage Association	2,116	9	15,913	226	18,029	235
Government National Mortgage Association	—	—	1,246	30	1,246	30
	2,116	9	21,084	301	23,200	310
Total held to maturity securities	$12,875	$38	$21,084	$301	$33,959	$339

	Less Than 12 Months		12 Months or More		Total
		Gross		Gross		Gross
		Unrealized		Unrealized		Unrealized
March 31, 2015	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
	(In Thousands)
Held to maturity:
Debt securities:
Government-sponsored enterprises	$4,996	$4	$9,988	$12	$14,984	$16
Municipal bonds	2,999	1	—	—	2,999	1
	7,995	5	9,988	12	17,983	17
Mortgage-backed securities:
Federal Home Loan Mortgage Corporation	—	—	8,364	132	8,364	132
Federal National Mortgage Association	20,293	18	22,524	395	42,817	413
Government National Mortgage Association	—	—	1,494	49	1,494	49
	20,293	18	32,382	576	52,675	594
Total held to maturity securities	$28,288	$23	$42,370	$588	$70,658	$611